Note 51 Liabilities from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt certificates [Member]
Financing activities liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	€ 61,780		€ 63,963		€ 61,112
Cash flows liabilities from financing activities	(5,728)		3,003		2,643
Increase decrease through acquisition financing activities liabilities	0		0		0
Disposal non cash	0		0		0
Disposal entities held for sale	0		(3,160)	[1]
Foreign exchange movement	(289)		(2,026)		209
Increase decrease through fair value changes financing activities liabilities	0		0		0
Liabilities arising from financing activities at end of period	55,763		61,780		63,963
Subordinated liabilities [Member]
Financing activities liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	17,248	[2],[3]	17,675	[3],[4]	17,635	[4]
Cash flows liabilities from financing activities	(1,941)	[2]	(8)	[3]	(190)	[4]
Increase decrease through acquisition financing activities liabilities	0	[2]	0	[3]	0	[4]
Disposal non cash	(772)	[2]	0	[3]	0	[4]
Disposal entities held for sale	0	[2]	0	[1],[3]
Foreign exchange movement	259	[2]	(419)	[3]	229	[4]
Increase decrease through fair value changes financing activities liabilities	0	[2]	0	[3]	0	[4]
Liabilities arising from financing activities at end of period	€ 14,794	[2]	€ 17,248	[2],[3]	€ 17,675	[3],[4]

[1]	(**) Includes mainly the balance of the USA Sale perimeter (see Notes 1.3, 3 and 21).
[2]	(*) Additionally, there is €14 million of subordinated deposits as of December 31, 2021 (see Note 22.4 and Appendix VI). The subordinated issuances of BBVA Paraguay and of the USA Sale perimeter as of December 31, 2020 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance and amounted to €37 and €735 million, respectively. In addition, in 2021 there were coupon payments of subordinated liabilities for 359 million euros.
[3]	(*) Additionally, there were €12 million of subordinated deposits as of December 31, 2020 (see Note 22.4 and Appendix VI). The subordinated issuances of BBVA Paraguay and of the USA Sale perimeter as of December 31, 2020 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance and amounted to €37 and €735 million, respectively. In addition, in 2020 there were coupon payments of subordinated liabilities for 387 million euros.
[4]	(*)Additionally, there were subordinated deposits for €384 million as of December 31, 2019 (see Note 22.4 and Appendix VI). Subordinated issuances corresponding to BBVA Paraguay as of December 31, 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" and amounted to €40 million.